ESTIMATION OF FAIR VALUE - Measurements of fair value of liabilities on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 245,484,320	$ 230,120,805
Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,056,736	1,006,844
Recurring fair value measurement | Trading derivatives | Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	962,438	811,305
Recurring fair value measurement | Trading derivatives | Currency forward | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	815,393	589,021
Recurring fair value measurement | Trading derivatives | Bond forward | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	574	2,730
Recurring fair value measurement | Trading derivatives | Bond futures | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	52	32
Recurring fair value measurement | Trading derivatives | Interest rate | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	64,500	32,380
Recurring fair value measurement | Trading derivatives | Cross currency | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	31,982	148,378
Recurring fair value measurement | Trading derivatives | Currency options | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	49,937	38,764
Recurring fair value measurement | Hedging derivative liabilities | Derivatives | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	94,298	195,539
Recurring fair value measurement | Hedging derivative liabilities | Currency forward | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	90,726	195,539
Recurring fair value measurement | Hedging derivative liabilities | Interest rate | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	3,572
Recurring fair value measurement | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Liabilities	52	32
Recurring fair value measurement | Level 1 of fair value hierarchy | Trading derivatives | Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	52	32
Recurring fair value measurement | Level 1 of fair value hierarchy | Trading derivatives | Bond futures | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	52	32
Recurring fair value measurement | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,056,684	1,001,033
Recurring fair value measurement | Level 2 of fair value hierarchy | Trading derivatives | Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	962,386	805,494
Recurring fair value measurement | Level 2 of fair value hierarchy | Trading derivatives | Currency forward | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	815,393	583,242
Recurring fair value measurement | Level 2 of fair value hierarchy | Trading derivatives | Bond forward | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	574	2,730
Recurring fair value measurement | Level 2 of fair value hierarchy | Trading derivatives | Interest rate | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	64,500	32,380
Recurring fair value measurement | Level 2 of fair value hierarchy | Trading derivatives | Cross currency | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	31,982	148,378
Recurring fair value measurement | Level 2 of fair value hierarchy | Trading derivatives | Currency options | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	49,937	38,764
Recurring fair value measurement | Level 2 of fair value hierarchy | Hedging derivative liabilities | Derivatives | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	94,298	195,539
Recurring fair value measurement | Level 2 of fair value hierarchy | Hedging derivative liabilities | Currency forward | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	90,726	195,539
Recurring fair value measurement | Level 2 of fair value hierarchy | Hedging derivative liabilities | Interest rate | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 3,572
Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Liabilities		5,779
Recurring fair value measurement | Level 3 of fair value hierarchy | Trading derivatives | Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		5,779
Recurring fair value measurement | Level 3 of fair value hierarchy | Trading derivatives | Currency forward | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		$ 5,779